Investment Managers Series Trust

235 W. Galena Street

Milwaukee, Wisconsin 53212

November 3, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for Palmer Square Income Plus Fund and Palmer Square Ultra-Short Duration Investment Grade Fund, each a series of the Trust (the “Funds”) do not differ from that contained in Post-Effective Amendment No. 1190 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on October 25, 2022, effective November 1, 2022.

If you have any questions or require further information, do not hesitate to contact the Diane Drake at (626) 385-5777.

Sincerely,

/s/ MEL DE LEON

Mel de Leon

Investment Managers Series Trust